Reserves	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Reserves
20.	Reserves

(in thousands)	Note	June 30 2018	December 31 2017
Reserves
Share purchase warrants	20.1	$83,077	$83,077
Share purchase options	20.2	29,836	28,799
Restricted share units	20.3	5,109	5,177
Long-term investment revaluation reserve, net of tax	20.4	(30,203)	(40,047)

Total reserves		$87,819	$77,006

20.1.	Share Purchase Warrants

The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve
Warrants outstanding	10,000,000	$43.75	1.00	$83,077

The warrants, which expire on February 28, 2023, were valued using a Black-Scholes option pricing model. Each warrant entitles the holder the right to purchase one of the Company’s common shares.

20.2.	Share Purchase Options

The Company has established an equity settled share purchase option plan whereby the Company’s Board of Directors may, from time to time, grant options to employees or consultants. The maximum term of any share purchase option may be ten years, but generally options are granted with a term to expiry of five years. The exercise price of an option is not less than the closing price on the TSX on the last trading day preceding the grant date. The vesting period of the options is determined at the discretion of the Company’s Board of Directors at the time the options are granted, but generally vest over a period of two years.

Each share purchase option converts into one common share of Wheaton on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options do not carry rights to dividends or voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry, subject to certain black-out periods.

The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions. The model requires the use of subjective assumptions, including expected share price volatility. Historical data has been considered in setting the assumptions. Expected volatility is determined by considering the trailing 30-month historic average share price volatility. The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Three Months Ended June 30				Six Months Ended June 30
	2018		2017		2018		2017
Black-Scholes weighted average assumptions
Grant date share price and exercise price	Cdn$	27.96	Cdn$	27.60	Cdn$	26.25	Cdn$	27.51
Expected dividend yield		1.65%		1.21%		1.73%		1.14%
Expected volatility		35%		35%		35%		36%
Risk-free interest rate		2.37%		0.73%		1.91%		0.92%
Expected option life, in years		2.5		2.5		2.5		2.5
Weighted average fair value per option granted	Cdn$	6.00	Cdn$	5.68	Cdn$	5.49	Cdn$	5.87
Number of options issued during the period		3,880		1,820		549,210		486,920
Total fair value of options issued (000’s)		$18		$8		$2,347		$2,143

A continuity schedule of the Company’s share purchase options reserve from January 1, 2017 to June 30, 2018 is presented below:

(in thousands)	Share Purchase Options Reserve
At January 1, 2017	$26,063
Recognition of fair value of share purchase options issued	982
Share purchase options exercised	(192)

At March 31, 2017	$26,853
Recognition of fair value of share purchase options issued	680
Share purchase options exercised	(44)

At June 30, 2017	$27,489
Recognition of fair value of share purchase options issued	1,375
Share purchase options exercised	(65)

At December 31, 2017	$28,799
Recognition of fair value of share purchase options issued	651

At March 31, 2018	$29,450
Recognition of fair value of share purchase options issued	584
Share purchase options exercised	(198)

At June 30, 2018	$29,836

At June 30, 2018, there were 3,887,850 share purchase options outstanding with a weighted average exercise price of Cdn$25.58 per option. For the comparable period in 2017, there were 4,254,870 share purchase options outstanding with a weighted average exercise price of Cdn$26.89 per option.

A continuity schedule of the Company’s outstanding share purchase options from January 1, 2017 to June 30, 2018 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price
At January 1, 2017	4,097,400	Cdn$	27.36
Granted (fair value - $2 million or Cdn$5.87 per option)	485,100		27.51
Exercised	(40,050)		25.65
Expired	(35,000)		32.40

At March 31, 2017	4,507,450	Cdn$	27.32
Granted (fair value - Cdn$5.68 per option)	1,820		27.60
Exercised	(13,000)		23.61
Expired	(241,400)		34.81

At June 30, 2017	4,254,870	Cdn$	26.89
Granted (fair value - Cdn$5.53 per option)	21,440		24.11
Exercised	(17,550)		23.87
Expired	(20,000)		36.90
Forfeited	(6,500)		27.51

At December 31, 2017	4,232,260	Cdn$	26.71
Granted (fair value - $2 million or Cdn$5.49 per option)	545,330		26.24
Expired	(829,000)		32.75

At March 31, 2018	3,948,590	Cdn$	25.50
Granted (fair value - Cdn$5.83 per option)	3,880		27.96
Exercised	(46,800)		24.28
Expired	(15,000)		30.19
Forfeited	(2,820)		26.98

At June 30, 2018	3,887,850	Cdn$	25.58

As it relates to share purchase options, during the six months ended June 30, 2018, the weighted average share price at the time of exercise was Cdn$28.10 per share, with all exercises taking place during the six months ended June 30, 2018. During the three months ended June 30, 2017, the weighted average share price at the time of exercise was Cdn$29.08 per share (six months - Cdn$27.87 per share).

20.3.	Restricted Share Units (“RSUs”)

The Company has established an RSU plan whereby RSUs will be issued to eligible employees or directors as determined by the Company’s Board of Directors or the Company’s Compensation Committee. RSUs give the holder the right to receive a specified number of common shares at the specified vesting date. RSUs generally vest over a period of two years. Compensation expense related to RSUs is recognized over the vesting period based upon the fair value of the Company’s common shares on the grant date and the awards that are expected to vest. The fair value is calculated with reference to the closing price of the Company’s common shares on the TSX on the business day prior to the date of grant.

RSU holders receive a cash payment based on the dividends paid on the Company’s common shares in the event that the holder of a vested RSU has elected to defer the release of the RSU to a future date. This cash payment is reflected as a component of net earnings under the classification General and Administrative.

A continuity schedule of the Company’s restricted share units reserve from January 1, 2017 to June 30, 2018 is presented below:

(in thousands)	Restricted Share Units Reserve
At January 1, 2017	$3,669
Recognition of fair value of RSUs issued	214
Restricted share units released	(483)

At March 31, 2017	$3,400
Recognition of fair value of RSUs issued	593

At June 30, 2017	$3,993
Recognition of fair value of RSUs issued	1,207
Restricted share units released	(22)

At December 31, 2017	$5,178
Recognition of fair value of RSUs issued	598
Restricted share units released	(1,473)

At March 31, 2018	$4,303
Recognition of fair value of RSUs issued	810
Restricted share units released	(4)

At June 30, 2018	$5,109

During the three months ended June 30, 2018, the Company issued 790 RSUs with a fair value of Cdn$27.96 per RSU (six months - 161,060 RSUs with a fair value of $3 million or Cdn$26.25 per RSU). For the same period in 2017, the Company issued 370 RSUs with a fair value of Cdn$27.60 per RSU (six months - 140,780 RSUs with a fair value of $3 million or Cdn$27.51 per RSU).

As of June 30, 2018, there were 403,951 RSUs outstanding. For the comparable period in 2017, there were 311,411 RSUs outstanding.

20.4.	Long-Term Investment Revaluation Reserve

The Company’s long-term investments in common shares (Note 17) are held for long-term strategic purposes and not for trading purposes. Upon the application of IFRS 9, Financial Instruments, the Company has chosen to designate these long-term investments in common shares as financial assets with fair value adjustments being recorded as a component of OCI as it believes that this provides a more meaningful presentation for long-term strategic investments, rather than reflecting changes in fair value as a component of net earnings. As some of these long-term investments are denominated in Canadian dollars, changes in their fair value is affected by both the change in share price in addition to changes in the Cdn$/US$ exchange rate.

Where the fair value of a long-term investment in common shares held exceeds its tax cost, the Company recognizes a deferred income tax liability. To the extent that the value of the long-term investment subsequently declines, the deferred income tax liability is reduced. However, where the fair value of the long-term investment decreases below the tax cost, the Company does not recognize a deferred income tax asset on the unrealized capital loss unless it is probable that the Company will generate future capital gains to offset the loss.

A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2017 to June 30, 2018 is presented below:

(in thousands)	Change in Fair Value	Deferred Tax Recovery (Expense)	Total
At January 1, 2017	$(56,662)	$(846)	$(57,508)
Unrealized gain (loss) on LTIs [1]	3,563	265	3,828

At March 31, 2017	$(53,099)	$(581)	$(53,680)
Unrealized gain (loss) on LTIs [1]	7,475	(722)	6,753

At June 30, 2017	$(45,624)	$(1,303)	$(46,927)
Unrealized gain (loss) on LTIs [1]	7,513	(633)	6,880

At December 31, 2017	$(38,111)	$(1,936)	$(40,047)
Unrealized gain (loss) on LTIs [1]	(3,128)	(458)	(3,586)

At March 31, 2018	$(41,239)	$(2,394)	$(43,633)
Unrealized gain (loss) on LTIs [1]	16,663	(3,233)	13,430

At June 30, 2018	$(24,576)	$(5,627)	$(30,203)

1)	LTIs refers to long-term investments in common shares held.